Statements of Cash Flows - USD ($)	4 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Cash Flows from Operating Activities:
Net loss	$ (565,298)	$ (899,880)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on cash and Treasury securities held in Trust Account	(8,680)	(20,868)
Accrued interest on promissory note		5,027
Change in fair value of convertible promissory note		70,297
Change in fair value of warrant liability	484,637	(952,674)
Changes in operating assets and liabilities:
Prepaid expenses	(97,498)	61,407
Accounts payable and accrued expenses	53,680	976,359
Due to related party	17,000	(17,000)
Net cash used in operating activities	(116,159)	(777,332)
Cash Flows from Investing Activities:
Principal deposited in Trust account for Trust extension	(91,530,000)	(900,000)
Net cash used in investing activities	(91,530,000)	(900,000)
Cash Flows from Financing Activities:
Proceeds from sale of Class B ordinary shares to Sponsor	25,000
Proceeds from sale of Units, net of underwriters’ discount	88,425,000
Proceeds from issuance of Private Placement shares	4,790,000
Proceeds from sale of Representative shares	750
Proceeds from Promissory Note – Related Party	177,591	900,000
Repayment of Promissory Note – Related Party	(177,591)
Payment of offering costs	(593,861)
Net cash provided by financing activities	92,646,889	900,000
Net Change in Cash	1,000,730	(777,332)
Cash, beginning of the period		1,000,730
Cash, end of period	1,000,730	223,398
Non-Cash Investing and Financing Activities:
Fair Value Adjustment of Class A Ordinary Shares to Redemption Value	4,776,381	929,548
Fair value of Representative Shares credited to additional paid-in capital	$ 653,250